OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 7:- OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2020	2021

Employees and payroll accruals	$12,617	$11,799
Provision for warranty costs	1,274	1,691
Government authorities	1,612	2,223
Accrued expenses	2,879	2,403
Advanced payments from customers	4,351	5,044
Hedging Liability	281	313
Other	1,034	231

	$24,048	$23,704